Investment Risks - Fidelity Reserves Digital Fund	Oct. 31, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Interest Rate Changes [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.
Issuer-Specific Changes [Member]
Prospectus [Line Items]
Risk [Text Block]	• Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
• U.S. Treasury Obligations.
U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.

Stablecoin Issuer Reserves Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
• Stablecoin Issuer Reserves Risk.
Fund shares are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Fund assets are therefore expected to fluctuate depending on the creation of additional stablecoins or the redemption of outstanding stablecoins. Stablecoins may face periods of uncertainty or volatility that could result in rapid or unexpected redemption requests. Large redemption requests could negatively affect the fund’s liquidity, net asset value or portfolio management. Because the fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.